Fair Value Measurement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions							12 Months Ended
	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	Oct. 14, 2016	May 04, 2016	Feb. 13, 2015	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock					1,163,526
Issuance of warrants to purchase shares of common stock, grant date fair value			$ 5.2		$ 2.0	$ 7.7
Overallotment issued to underwriter to purchase common stock, period			30 days			45 days	45 days
Common shares issuable to underwriters under granted option						400,000	400,000
Purchase of common stock by underwriters to cover overallotments, per share			$ 1.0331			$ 3.75	$ 3.7500
Overallotment option issued to underwriters under warrants granted						400,000	400,000
Common stock, par value			$ 0.0009				$ 0.0001	$ 0.0001	$ 0.0001
Grant date fair values of overallotment options			$ 0.8			$ 1.6	$ 1.6
Warrant exercise price							$ 3.90
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value	$ 1.5	$ 2.8			$ 2.0		$ 7.7
Issuance of unregistered warrants to purchase shares of common stock	1,434,639	2,160,000			1,163,526
Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of overallotment options to purchase common stock shares			1,365,000
Purchase of common stock by underwriters to cover overallotments, numbers of shares			1,365,000
Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant exercise price	$ 1.03	$ 1.31	$ 0.57		$ 1.72
Overallotment Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock, par value						$ 0.0003	$ 0.0003
Aegis Capital Corp [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock						2,666,666
Roth Capital Partners, LLC and Feltl and Company, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock			9,100,000
Roth Capital Partners, LLC and Feltl [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock, grant date fair value				$ 5.2
Overallotment issued to underwriter to purchase common stock, period				30 days
Purchase of common stock by underwriters to cover overallotments, per share				$ 1.0331
Common stock, par value				$ 0.0009
Grant date fair values of overallotment options				$ 0.8
Purchase of common stock by underwriters to cover overallotments, numbers of shares				627,131
Issuance of unregistered warrants to purchase shares of common stock			9,100,000	9,100,000
Roth Capital Partners, LLC and Feltl [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of overallotment options to purchase common stock shares			1,365,000	1,365,000
Purchase of common stock by underwriters to cover overallotments, numbers of shares			1,365,000	1,365,000